EMPLOYEE BENEFIT PLAN - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
EMPLOYEE BENEFIT PLAN
Matching contributions made in cash	$ 0	$ 2	$ 17	$ 36